Quarterly Holdings Report
for
Fidelity® Government Income Fund
November 30, 2021
GOV-NPRT1-0122
1.809070.117
U.S. Government and Government Agency Obligations - 69.1%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 3.0%
Federal Farm Credit Bank 0.375% 4/8/22	109,000	109,120
Tennessee Valley Authority:
5.25% 9/15/39	2,235	3,216
5.375% 4/1/56	2,737	4,624
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		116,960
U.S. Treasury Obligations - 65.9%
U.S. Treasury Bonds:
1.875% 11/15/51	25,500	26,002
2% 8/15/51	143,362	150,127
2.375% 5/15/51	42,024	47,664
2.5% 2/15/45 (b)(c)(d)	141,861	158,934
2.875% 5/15/49	4,458	5,511
3% 2/15/49	95,774	120,757
4.75% 2/15/37 (b)(c)	55,003	79,276
U.S. Treasury Notes:
0.125% 5/31/22	136,054	136,065
0.125% 6/30/22	65,019	65,004
0.125% 7/31/22	81,300	81,299
0.125% 8/15/23	4,413	4,388
0.25% 5/15/24	4,258	4,211
0.25% 7/31/25	34,133	33,212
0.25% 9/30/25	870	845
0.25% 10/31/25	17,700	17,160
0.375% 10/31/23 (e)	58,000	57,841
0.375% 4/30/25	236,870	232,290
0.625% 10/15/24	25,100	24,975
0.75% 8/31/26	30,000	29,459
0.875% 9/30/26	92,400	91,209
1.125% 2/28/22	18,000	18,047
1.125% 10/31/26	47,300	47,233
1.125% 8/31/28	466,506	459,462
1.375% 1/31/22	140,000	140,306
1.375% 10/31/28	20,000	20,016
1.375% 11/15/31 (e)	123,982	123,226
1.5% 9/30/24	13,631	13,897
1.5% 10/31/24	24,300	24,773
1.5% 1/31/27	26,630	27,090
1.625% 11/15/22	12,773	12,939
1.625% 9/30/26	1,028	1,052
1.75% 7/31/24	1,720	1,766
1.875% 7/31/22	37,445	37,877
2% 8/15/25	9,743	10,095
2.125% 3/31/24	88,361	91,347
2.125% 7/31/24	59,641	61,798
2.125% 5/15/25	11,929	12,404
2.25% 4/30/24	2,843	2,949
2.25% 12/31/24	6,135	6,393
2.25% 3/31/26	928	973
2.5% 2/28/26	68,418	72,411
2.625% 6/30/23	5,027	5,201
2.625% 12/31/23	26,184	27,285
3.125% 11/15/28	12,149	13,581
TOTAL U.S. TREASURY OBLIGATIONS		2,598,350
Other Government Related - 0.2%
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	8,849

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,644,966)		2,724,159

U.S. Government Agency - Mortgage Securities - 12.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 2.3%
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (f)(g)	18	19
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (f)(g)	72	75
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (f)(g)	14	15
12 month U.S. LIBOR + 1.550% 1.803% 5/1/44 (f)(g)	49	51
12 month U.S. LIBOR + 1.550% 1.928% 2/1/44 (f)(g)	31	32
12 month U.S. LIBOR + 1.560% 1.911% 2/1/44 (f)(g)	63	66
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (f)(g)	76	80
12 month U.S. LIBOR + 1.570% 1.82% 5/1/44 (f)(g)	3	3
12 month U.S. LIBOR + 1.570% 1.954% 4/1/44 (f)(g)	154	161
12 month U.S. LIBOR + 1.580% 1.955% 1/1/44 (f)(g)	59	61
12 month U.S. LIBOR + 1.580% 1.955% 4/1/44 (f)(g)	42	44
12 month U.S. LIBOR + 1.630% 1.947% 11/1/36 (f)(g)	13	14
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (f)(g)	39	41
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (f)(g)	25	26
12 month U.S. LIBOR + 1.730% 2.085% 3/1/40 (f)(g)	160	168
12 month U.S. LIBOR + 1.750% 2.08% 7/1/35 (f)(g)	25	27
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (f)(g)	33	34
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (f)(g)	115	121
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (f)(g)	34	36
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (f)(g)	14	14
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (f)(g)	60	64
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (f)(g)	12	12
6 month U.S. LIBOR + 1.470% 1.6% 10/1/33 (f)(g)	25	26
6 month U.S. LIBOR + 1.510% 1.691% 2/1/33 (f)(g)	13	14
6 month U.S. LIBOR + 1.530% 1.7% 12/1/34 (f)(g)	33	35
6 month U.S. LIBOR + 1.530% 1.737% 3/1/35 (f)(g)	34	36
6 month U.S. LIBOR + 1.550% 1.675% 10/1/33 (f)(g)	11	12
6 month U.S. LIBOR + 1.560% 1.71% 7/1/35 (f)(g)	21	22
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (f)(g)	13	14
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (f)(g)	28	29
2% 3/1/51 to 11/1/51	8,326	8,355
2.5% 8/1/51	1,576	1,624
3% 1/1/28 to 10/1/51 (h)	29,207	30,794
3.5% 8/1/50 to 1/1/51	41,556	43,918
4.5% 11/1/25	494	512
6% to 6% 1/1/34 to 6/1/36	1,654	1,905
6.5% 3/1/22 to 5/1/27	58	63
TOTAL FANNIE MAE		88,523
Freddie Mac - 0.9%
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (f)(g)	244	257
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (f)(g)	5	6
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (f)(g)	19	20
12 month U.S. LIBOR + 1.880% 2.13% 10/1/41 (f)(g)	338	356
12 month U.S. LIBOR + 1.900% 2.174% 10/1/42 (f)(g)	101	107
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (f)(g)	39	42
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (f)(g)	52	55
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (f)(g)	13	14
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (f)(g)	37	39
12 month U.S. LIBOR + 2.030% 2.296% 3/1/33 (f)(g)	2	3
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (f)(g)	135	142
6 month U.S. LIBOR + 2.680% 2.812% 10/1/35 (f)(g)	19	20
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.598% 7/1/35 (f)(g)	215	227
2% 2/1/51 to 11/1/51	11,794	11,860
2.5% 7/1/51	1,028	1,059
3% 4/1/33 to 9/1/34	17,739	18,735
3.5% 7/1/32 to 10/1/49	1,346	1,430
6% 1/1/24	76	79
TOTAL FREDDIE MAC		34,451
Ginnie Mae - 4.7%
6% 6/15/36	1,352	1,551
2% 12/1/51 (h)	3,100	3,140
2% 12/1/51 (h)	3,250	3,292
2% 12/1/51 (h)	2,650	2,684
2% 12/1/51 (h)	1,850	1,874
2% 12/1/51 (h)	1,350	1,367
2% 12/1/51 (h)	900	912
2% 12/1/51 (h)	800	810
2.5% 4/20/51	881	906
2.5% 12/1/51 (h)	5,250	5,394
3% 6/20/51	4,870	5,053
3.5% 11/20/50	3,286	3,431
3.5% 12/1/51 (h)	17,350	18,119
3.5% 12/1/51 (h)	10,400	10,861
3.5% 12/1/51 (h)	17,400	18,171
3.5% 12/1/51 (h)	3,550	3,707
3.5% 12/1/51 (h)	3,450	3,603
3.5% 12/1/51 (h)	10,400	10,861
3.5% 12/1/51 (h)	6,900	7,206
3.5% 12/1/51 (h)	7,000	7,310
3.5% 12/1/51 (h)	3,500	3,655
3.5% 12/1/51 (h)	7,000	7,310
3.5% 12/1/51 (h)	5,200	5,431
3.5% 12/1/51 (h)	6,100	6,370
3.5% 12/1/51 (h)	300	313
3.5% 1/1/52 (h)	10,650	11,110
3.5% 1/1/52 (h)	10,450	10,902
3.5% 1/1/52 (h)	10,400	10,850
3.5% 1/1/52 (h)	13,200	13,771
4% 3/20/47 to 5/20/47	5,697	6,105
4.7% 2/20/62 (f)(i)	33	33
5.47% 8/20/59 (f)(i)	1	1
TOTAL GINNIE MAE		186,103
Uniform Mortgage Backed Securities - 4.5%
1.5% 12/1/51 (h)	4,650	4,497
1.5% 12/1/51 (h)	3,200	3,094
1.5% 12/1/51 (h)	2,350	2,272
2% 12/1/51 (h)	3,150	3,153
2% 12/1/51 (h)	3,150	3,153
2% 12/1/51 (h)	3,100	3,103
2% 12/1/51 (h)	4,450	4,454
2% 12/1/51 (h)	3,950	3,954
2% 12/1/51 (h)	2,450	2,452
2% 12/1/51 (h)	1,275	1,276
2% 12/1/51 (h)	5,100	5,105
2% 12/1/51 (h)	3,050	3,053
2% 12/1/51 (h)	200	200
2% 12/1/51 (h)	20,600	20,619
2% 1/1/52 (h)	3,050	3,047
2% 1/1/52 (h)	3,000	2,997
2.5% 12/1/51 (h)	5,200	5,330
2.5% 12/1/51 (h)	3,500	3,588
2.5% 12/1/51 (h)	4,100	4,203
2.5% 12/1/51 (h)	3,500	3,588
2.5% 12/1/51 (h)	27,000	27,675
2.5% 12/1/51 (h)	3,500	3,588
2.5% 12/1/51 (h)	6,650	6,816
2.5% 12/1/51 (h)	3,500	3,588
2.5% 12/1/51 (h)	10,700	10,968
2.5% 12/1/51 (h)	9,200	9,430
2.5% 1/1/52 (h)	6,650	6,800
3% 12/1/51 (h)	12,800	13,289
3% 12/1/51 (h)	12,800	13,289
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		178,581
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $486,856)		487,658

Collateralized Mortgage Obligations - 4.5%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 4.5%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.072% 8/25/31 (f)(g)	29	29
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 0.6889% 11/18/31 (f)(g)	27	27
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.092% 4/25/32 (f)(g)	11	12
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.092% 11/25/32 (f)(g)	23	24
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.022% 6/25/36 (f)(g)	1,732	1,770
planned amortization class:
Series 2005-64 Class PX, 5.5% 6/25/35	236	249
Series 2005-68 Class CZ, 5.5% 8/25/35	1,591	1,786
Series 2006-45 Class OP 6/25/36 (j)	236	211
Series 2010-118 Class PB, 4.5% 10/25/40	1,885	2,075
Series 2012-149:
Class DA, 1.75% 1/25/43	301	304
Class GA, 1.75% 6/25/42	326	329
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	87	90
Series 2004-91 Class Z, 5% 12/25/34	1,577	1,681
Series 2005-117 Class JN, 4.5% 1/25/36	99	107
Series 2005-14 Class ZB, 5% 3/25/35	496	528
Series 2006-72 Class CY, 6% 8/25/26	731	785
Series 2009-59 Class HB, 5% 8/25/39	701	779
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	531	23
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.012% 3/25/36 (f)(g)	1,145	1,175
Series 2012-27 Class EZ, 4.25% 3/25/42	2,673	2,903
Series 2016-26 Class CG, 3% 5/25/46	6,723	7,048
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 0.6893% 2/15/32 (f)(g)	16	16
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 0.9893% 10/15/33 (f)(g)	855	874
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 0.9893% 2/15/33 (f)(g)	471	482
planned amortization class:
Series 2682 Class LD, 4.5% 10/15/33	199	213
Series 3415 Class PC, 5% 12/15/37	162	178
Series 3857 Class ZP, 5% 5/15/41	2,943	3,361
Series 4135 Class AB, 1.75% 6/15/42	245	248
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,636	2,945
Series 2587 Class AD, 4.71% 3/15/33	668	729
Series 2877 Class ZD, 5% 10/15/34	1,949	2,079
Series 3007 Class EW, 5.5% 7/15/25	994	1,057
Series 3745 Class KV, 4.5% 12/15/26	919	923
Series 3871 Class KB, 5.5% 6/15/41	6,303	7,217
Series 3889 Class DZ, 4% 1/15/41	16,395	17,300
Series 3843 Class PZ, 5% 4/15/41	2,519	2,873
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4341 Class ML, 3.5% 11/15/31	2,768	2,904
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.5711% 1/20/38 (f)(g)	82	83
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 0.9511% 8/20/38 (f)(g)	621	634
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 0.9911% 9/20/38 (f)(g)	495	507
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.6891% 11/16/39 (f)(g)	367	374
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6253% 9/20/61 (f)(g)(i)	3,485	3,499
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.6753% 10/20/61 (f)(g)(i)	1,965	1,974
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.7753% 11/20/61 (f)(g)(i)	1,892	1,904
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.7753% 1/20/62 (f)(g)(i)	1,180	1,187
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7053% 1/20/62 (f)(g)(i)	1,653	1,662
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7053% 3/20/62 (f)(g)(i)	1,048	1,053
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7253% 5/20/61 (f)(g)(i)	22	22
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 0.6753% 8/20/63 (f)(g)(i)	389	391
Class FD, 1 month U.S. LIBOR + 0.600% 0.6753% 8/20/63 (f)(g)(i)	783	785
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 0.7253% 12/20/63 (f)(g)(i)	20,157	20,251
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.6753% 1/20/64 (f)(g)(i)	4,318	4,335
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.3753% 3/20/65 (f)(g)(i)	20	20
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3553% 5/20/63 (f)(g)(i)	60	59
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.2753% 4/20/63 (f)(g)(i)	38	38
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.4753% 12/20/62 (f)(g)(i)	58	58
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3411% 10/20/47 (f)(g)	2,041	2,043
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.3911% 5/20/48 (f)(g)	1,961	1,967
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.3911% 6/20/48 (f)(g)	2,540	2,543
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.5411% 9/20/49 (f)(g)	3,387	3,421
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.5411% 8/20/49 (f)(g)	9,664	9,749
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	4,980	5,474
Series 2017-134 Class BA, 2.5% 11/20/46	329	341
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	4,780	4,922
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)	32	32
Series 2013-H26 Class HA, 3.5% 9/20/63 (i)	221	222
Series 2014-H04 Class HA, 2.75% 2/20/64 (i)	1,530	1,559
Series 2014-H12 Class KA, 2.75% 5/20/64 (i)	1,987	2,010
Series 2017-139 Class BA, 3% 9/20/47	4,447	4,670
Series 2004-22 Class M1, 5.5% 4/20/34	588	762
Series 2010-169 Class Z, 4.5% 12/20/40	3,576	3,803
Series 2010-H18 Class PL, 5.01% 9/20/60 (f)(i)	42	44
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.5452% 4/20/39 (f)(l)	74	76
Series 2013-H07 Class JA, 1.75% 3/20/63 (i)	102	102
Series 2015-H30 Class HA, 1.75% 9/20/62 (f)(i)	383	386
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.59% 5/20/66 (f)(g)(i)	8,481	8,429
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.44% 8/20/66 (f)(g)(i)	8,221	8,148
Series 2090-118 Class XZ, 5% 12/20/39	10,638	11,885

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $176,071)		176,758

Commercial Mortgage Securities - 5.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac floater:
Series 2021-F104 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2977% 1/25/31 (f)(g)	13,100	13,088
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2977% 2/25/31 (f)(g)	20,000	20,010
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (f)(g)	35,900	35,918
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (f)(g)	15,700	15,686
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (f)(g)	23,598	23,576
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2777% 4/25/31 (f)(g)	24,000	24,000
Series 2021-F114 Class A/S, 0.2677% 5/25/31 (f)	5,600	5,595
Series 2021-F119 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2577% 7/25/31 (f)(g)	32,541	32,479
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2477% 8/25/31 (f)(g)	14,401	14,381
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.2277% 8/25/28 (f)(g)	13,544	13,517
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $198,460)		198,250

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	38	42
5.5% 4/26/24	4,828	5,360
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,181)		5,402

Fixed-Income Funds - 15.5%
	Shares	Value ($) (000s)
Fidelity Mortgage Backed Securities Central Fund (m) (Cost $584,974)	5,582,457	610,163

Money Market Funds - 6.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (n)	124,693,691	124,719
Fidelity Securities Lending Cash Central Fund 0.07% (n)(o)	149,407,997	149,423
TOTAL MONEY MARKET FUNDS (Cost $274,139)		274,142

TOTAL INVESTMENT IN SECURITIES - 113.5% (Cost $4,370,647)	4,476,532
NET OTHER ASSETS (LIABILITIES) - (13.5)%	(533,296)
NET ASSETS - 100.0%	3,943,236

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
3.5% 12/1/51	(10,650)	(11,122)
3.5% 12/1/51	(10,450)	(10,913)
3.5% 12/1/51	(10,400)	(10,861)
3.5% 12/1/51	(13,200)	(13,785)

TOTAL GINNIE MAE		(46,681)

Uniform Mortgage Backed Securities
2% 12/1/51	(250)	(250)
2% 12/1/51	(3,050)	(3,053)
2% 12/1/51	(3,000)	(3,003)
2% 12/1/51	(2,100)	(2,102)
2% 12/1/51	(5,100)	(5,105)
2% 12/1/51	(3,050)	(3,053)
2% 12/1/51	(200)	(200)
2.5% 12/1/51	(12,800)	(13,120)
2.5% 12/1/51	(3,500)	(3,588)
2.5% 12/1/51	(6,650)	(6,816)
2.5% 12/1/51	(3,500)	(3,588)
2.5% 12/1/51	(6,650)	(6,816)
2.5% 12/1/51	(3,500)	(3,588)
3% 12/1/51	(12,800)	(13,289)
3% 12/1/51	(12,800)	(13,289)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(80,860)

TOTAL TBA SALE COMMITMENTS (Proceeds $127,377)		(127,541)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	968	Mar 2022	126,627	880	880
CBOT 2-Year U.S. Treasury Note Contracts (United States)	800	Mar 2022	174,988	116	116
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,044	Mar 2022	126,740	430	430
CBOT Long Term U.S. Treasury Bond Contracts (United States)	29	Mar 2022	4,702	80	80

TOTAL FUTURES CONTRACTS					1,506
The notional amount of futures purchased as a percentage of Net Assets is 10.9%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
1.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2026	9,197	(160)	0	(160)
1.75%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2031	6,181	(95)	0	(95)
2%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2051	1,328	8	0	8
TOTAL INTEREST RATE SWAPS							(247)	0	(247)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,767,000.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $744,000.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $524,000.

(e)	Security or a portion of the security is on loan at period end.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	82,211	337,958	295,450	15	-	-	124,719	0.2%
Fidelity Mortgage Backed Securities Central Fund	594,108	26,021	-	6,021	-	(9,966)	610,163	29.5%
Fidelity Securities Lending Cash Central Fund 0.07%	31,859	557,555	439,991	35	-	-	149,423	0.5%
Total	708,178	921,534	735,441	6,071	-	(9,966)	884,305

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations and Foreign Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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